Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total assets	¥ 350,960	¥ 334,441
Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total assets	334,787	319,699
Level 1 | Current Assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total assets	630	916
Level 1 | Current Assets | Corporate Bonds
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value securities	630	721
Level 1 | Current Assets | Government Bonds and Public Bonds
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value securities		195
Level 1 | Current Assets | Debt Securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value securities	630	916
Level 1 | Noncurrent Assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total assets	334,157	318,783
Level 1 | Noncurrent Assets | Corporate Bonds
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value securities	3,719	5,225
Level 1 | Noncurrent Assets | Government Bonds and Public Bonds
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value securities	2,423	1,804
Level 1 | Noncurrent Assets | Debt Securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value securities	6,142	7,029
Level 1 | Noncurrent Assets | Marketable Equity Securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value securities	327,684	310,654
Level 1 | Noncurrent Assets | Investment Trusts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value securities	331	1,100
Level 1 | Noncurrent Assets | Equity Securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value securities	328,015	311,754
Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total assets	16,079	14,709
Level 2 | Current Assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of derivative assets	338	760
Total assets	12,506	1,647
Level 2 | Current Assets | Corporate Bonds
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value securities	12	158
Level 2 | Current Assets | Hybrid Financial Instruments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value securities	11,976
Level 2 | Current Assets | Other Debt Securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value securities	180	729
Level 2 | Current Assets | Debt Securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value securities	12,168	887
Level 2 | Current Assets | Foreign Currency Forward Contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of derivative assets	331	760
Level 2 | Current Assets | Currency Swaps
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of derivative assets	7
Level 2 | Noncurrent Assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total assets	3,573	13,062
Level 2 | Noncurrent Assets | Corporate Bonds
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value securities	19	87
Level 2 | Noncurrent Assets | Hybrid Financial Instruments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value securities		9,867
Level 2 | Noncurrent Assets | Other Debt Securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value securities	295	399
Level 2 | Noncurrent Assets | Debt Securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value securities	314	10,353
Level 2 | Noncurrent Assets | Investment Trusts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value securities	3,259	2,709
Level 2 | Noncurrent Assets | Equity Securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value securities	3,259	2,709
Level 2 | Current Liabilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of derivative liabilities	3,646	1,037
Total current liabilities	3,646	1,037
Level 2 | Current Liabilities | Foreign Currency Forward Contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of derivative liabilities	3,626	984
Level 2 | Current Liabilities | Currency Swaps
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of derivative liabilities		9
Level 2 | Current Liabilities | Interest Rate Swaps
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of derivative liabilities	20	44
Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total assets	94	33
Level 3 | Current Assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total assets	36	21
Level 3 | Current Assets | Corporate Bonds
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value securities	6	19
Level 3 | Current Assets | Other Debt Securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value securities	30	2
Level 3 | Current Assets | Debt Securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value securities	36	21
Level 3 | Noncurrent Assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total assets	58	12
Level 3 | Noncurrent Assets | Corporate Bonds
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value securities	9	11
Level 3 | Noncurrent Assets | Other Debt Securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value securities	49	1
Level 3 | Noncurrent Assets | Debt Securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value securities	58	12
Current Assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of derivative assets	338	760
Total assets	13,172	2,584
Current Assets | Corporate Bonds
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value securities	648	898
Current Assets | Hybrid Financial Instruments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value securities	11,976
Current Assets | Government Bonds and Public Bonds
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value securities		195
Current Assets | Other Debt Securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value securities	210	731
Current Assets | Debt Securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value securities	12,834	1,824
Current Assets | Foreign Currency Forward Contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of derivative assets	331	760
Current Assets | Currency Swaps
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of derivative assets	7
Noncurrent Assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total assets	337,788	331,857
Noncurrent Assets | Corporate Bonds
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value securities	3,747	5,323
Noncurrent Assets | Hybrid Financial Instruments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value securities		9,867
Noncurrent Assets | Government Bonds and Public Bonds
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value securities	2,423	1,804
Noncurrent Assets | Other Debt Securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value securities	344	400
Noncurrent Assets | Debt Securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value securities	6,514	17,394
Noncurrent Assets | Marketable Equity Securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value securities	327,684	310,654
Noncurrent Assets | Investment Trusts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value securities	3,590	3,809
Noncurrent Assets | Equity Securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value securities	331,274	314,463
Current Liabilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of derivative liabilities	3,646	1,037
Total current liabilities	3,646	1,037
Current Liabilities | Foreign Currency Forward Contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of derivative liabilities	3,626	984
Current Liabilities | Currency Swaps
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of derivative liabilities		9
Current Liabilities | Interest Rate Swaps
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of derivative liabilities	¥ 20	¥ 44